Cover - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-41500
Entity Registrant Name	Intchains Group Limited
Entity Central Index Key	0001895597
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	c/o Building 16, Lane 999
Entity Address, Address Line Two	Xinyuan South Road, Lin-Gang Special Area
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	201306
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Interactive Data Current	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	121,423,854
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	206	339
Auditor Opinion [Text Block]	We have audited the accompanying consolidated balance sheets of Intchains Group Limited and its subsidiaries (collectively, the “Company”) as of December 31, 2025 and 2024, and the related consolidated statements of operations and comprehensive income/(loss), changes in shareholders’ equity, and cash flows for the years then, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for the years then ended, in conformity with accounting principles generally accepted in the United States of America.
Auditor Name	MaloneBailey, LLP	Mazars USA LLP
Auditor Location	Houston, Texas	New York, New York
American Depositary Shares Each Representing Two Class Ordinary Shares Par Value 0.000001 Per Share [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing two Class A ordinary shares, par value $0.000001 per share
Trading Symbol	ICG
Security Exchange Name	NASDAQ
Class Ordinary Shares Par Value Us 0.000001 Per Share [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Class A Ordinary Shares, par value US$0.000001 per share*
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	c/o Building 16, Lane 999
Entity Address, Address Line Two	Xinyuan South Road, Lin-Gang Special Area
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	201306
Country Region	+86
City Area Code	021
Local Phone Number	5896 1080
Contact Personnel Name	Chaowei Yan